                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        December 31, 2006
                                                     ----------------------


Check here if Amendment [X];                  Amendment Number:        1
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [X] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:             Independent Fiduciary Services, Inc.
Address:          805 15th Street, NW
                  Suite 1120
                  Washington, DC  20005

Form 13F File Number:   28- 12135
                            ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:                Richard Schmidt
         Title:               Executive VP & CFO
         Phone:               (973) 424-6400

Signature, Place, and Date of Signing:

       /s/ Richard Schmidt      Newark, New Jersey          March 31, 2011
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                             ----------------------------


Form 13F Information Table Entry Total:        2
                                             ----------------------------

Form 13F Information Table Value Total:      $ 437,540
                                             ----------------------------
                                                      (thousands)



List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None



                   December 31, 2006


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/   Sh/   Put/   Invstmt    Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt   Prn   Call   Dscretn    Managers    Sole    Shared    None

      --------------            -----    -----     --------  -------   ---   ----   -------    --------    ----    ------    ----


Kaiser Aluminum Corporation      COM    483007704   436819    8809900  SH           SOLE                   8809900
Milacron Inc.                    COM    598709103      721     901493  SH           SOLE                           901493


REPORT SUMMARY    2 DATA RECORDS    $437,540   ALL OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED  0


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